Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Collaboration partners and license agreements [Member]
Disclosure of operating segments [line items]
Deferred revenue from associate	€ 0.6	€ 0.6